Schedule of Investments

July 31, 2023

(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–79.38%(a)
Brazil–2.89%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2045	BRL	1,000,000	$948,320
Series F, 10.00%, 01/01/2027	BRL	10,000,000	2,116,519
			3,064,839

Chile–2.94%
Bonos de la Tesoreria de la Republica, 0.00%, 03/01/2025	CLP	1,261,716,750	1,433,172
Bonos de la Tesoreria de la Republica en pesos, 2.30%, 10/01/2028(b)	CLP	1,600,000,000	1,674,961
			3,108,133

China–2.61%
China Government Bond, 3.72%, 04/12/2051	CNY	4,000,000	631,747
Export-Import Bank of China (The), Series 2105, 3.22%, 05/14/2026	CNY	10,000,000	1,428,705
PBOC International Note, 2.30%, 08/24/2023(b)	CNY	5,000,000	699,661
			2,760,113

Colombia–11.79%
Colombian TES,
Series B, 5.75%, 11/03/2027	COP	24,000,000,000	5,270,795
Series B, 6.00%, 04/28/2028	COP	9,000,000,000	1,966,610
Series B, 7.25%, 10/18/2034	COP	3,500,000,000	720,512
Series B, 9.25%, 05/28/2042	COP	3,500,000,000	804,199
Series B, 7.25%, 10/26/2050	COP	13,300,000,000	2,428,179
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	6,500,000,000	1,288,328
			12,478,623

Czech Republic–2.69%
Czech Republic Government Bond,
Series 105, 2.75%, 07/23/2029	CZK	30,000,000	1,278,550
Series 125, 1.50%, 04/24/2040	CZK	19,000,000	594,648
Series 78, 2.50%, 08/25/2028(b)	CZK	23,000,000	975,273
			2,848,471

India–2.31%
India Government Bond, 7.27%, 04/08/2026	INR	200,000,000	2,446,912

	Principal Amount		Value
Indonesia–9.79%
Indonesia Treasury Bond,
Series FR82, 7.00%, 09/15/2030	IDR	15,000,000,000	$1,032,921
Series FR91, 6.38%, 04/15/2032	IDR	25,000,000,000	1,663,279
Series FR92, 7.13%, 06/15/2042	IDR	16,000,000,000	1,121,008
Series FR95, 6.38%, 08/15/2028	IDR	40,000,000,000	2,700,398
Series FR96, 7.00%, 02/15/2033	IDR	55,000,000,000	3,841,757
			10,359,363

Malaysia–9.26%
Malaysia Government Bond,
Series 115, 3.96%, 09/15/2025	MYR	8,450,000	1,895,018
Series 118, 3.88%, 03/14/2025	MYR	1,550,000	346,656
Series 119, 3.91%, 07/15/2026	MYR	2,500,000	560,861
Series 122, 3.58%, 07/15/2032	MYR	5,000,000	1,083,967
Series 219, 3.89%, 08/15/2029	MYR	13,500,000	3,015,165
Series 513, 3.73%, 06/15/2028	MYR	6,000,000	1,335,453
Series 519, 3.76%, 05/22/2040	MYR	3,000,000	639,190
Malaysian Government Bond, Series 310, 4.50%, 04/15/2030	MYR	4,000,000	925,822
			9,802,132

Mexico–3.75%
Mexican Bonos,
Series M, 7.50%, 05/26/2033	MXN	40,000,000	2,183,649
Series M 20, 7.50%, 06/03/2027	MXN	30,000,000	1,692,201
Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(b)	MXN	1,610,000	91,026
			3,966,876

Peru–4.54%
Peru Government Bond,
6.15%, 08/12/2032	PEN	14,000,000	3,761,869
7.30%, 08/12/2033(b)	PEN	3,600,000	1,039,547
			4,801,416

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

	Principal Amount		Value
Poland–6.79%
Republic of Poland Government Bond,
Series 1026, 0.25%, 10/25/2026	PLN	18,000,000	$3,839,377
Series 432, 1.75%, 04/25/2032	PLN	8,000,000	1,501,878
Series 726, 2.50%, 07/25/2026	PLN	8,000,000	1,848,010
			7,189,265

Romania–3.78%
Romania Government Bond,
5.00%, 02/12/2029	RON	5,100,000	1,067,722
4.85%, 07/25/2029	RON	5,520,000	1,144,138
4.25%, 04/28/2036	RON	2,500,000	450,300
Series 15, 4.75%, 10/11/2034	RON	7,000,000	1,341,862
			4,004,022

South Africa–10.93%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	110,000,000	5,520,375
Series 2037, 8.50%, 01/31/2037	ZAR	50,000,000	2,170,686
Series R186, 10.50%, 12/21/2026	ZAR	60,000,000	3,510,589
Series R209, 6.25%, 03/31/2036	ZAR	10,000,000	363,822
			11,565,472

Supranational–0.50%
European Bank for Reconstruction and Development, 7.00%, 11/29/2024	VND	10,000,000,000	438,630
International Finance Corp., 0.00%, 02/15/2029(b)(c)	TRY	7,300,000	88,791
			527,421

Thailand–4.81%
Thailand Government Bond,
2.88%, 12/17/2028	THB	40,000,000	1,196,232
2.00%, 12/17/2031	THB	5,000,000	140,556
3.78%, 06/25/2032	THB	50,000,000	1,604,244
1.59%, 12/17/2035	THB	65,000,000	1,679,764
3.45%, 06/17/2043	THB	15,000,000	466,827
			5,087,623
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $82,990,846)			84,010,681

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–1.00%
Egypt–0.90%
Egypt Government International Bond,
6.20%, 03/01/2024(b) $	500,000	$479,642
5.75%, 05/29/2024(b)	500,000	470,162
		949,804

United States–0.10%
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	120,000	111,871
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,092,368)		1,061,675

	Shares

Money Market Funds–13.46%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	4,985,741	4,985,741
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e)	3,560,721	3,561,077
Invesco Treasury Portfolio, Institutional Class, 5.18%(d)(e)	5,697,989	5,697,989
Total Money Market Funds (Cost $14,244,807)		14,244,807

Options Purchased–0.59%
(Cost $509,635)(f)		618,540
TOTAL INVESTMENTS IN SECURITIES–94.43% (Cost $98,837,656)		99,935,703
OTHER ASSETS LESS LIABILITIES–5.57%		5,892,066
NET ASSETS-100.00%		$105,827,769

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Investment Abbreviations:
BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RON	– Romania New Leu
THB	– Thai Baht
TRY	– Turkish Lira
VND	– Viet Nam Dong
ZAR	– South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $6,807,391, which represented 6.43% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 5,217,147	$35,490,913	$(35,722,319)	$ -	$-	$ 4,985,741	$ 65,534
Invesco Liquid Assets Portfolio, Institutional Class	3,727,210	25,350,652	(25,516,472)	(315)	2	3,561,077	45,631
Invesco Treasury Portfolio, Institutional Class	5,962,453	40,561,043	(40,825,507)	-	-	5,697,989	71,074
Total	$14,906,810	$101,402,608	$(102,064,298)	$(315)	$2	$14,244,807	$182,239

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus USD	Call	Merrill Lynch International	10/04/2023	USD	1.19	EUR	355,000	$ 3,367
USD versus ZAR	Call	Goldman Sachs International	08/10/2023	ZAR	19.30	USD	2,950,000	917
Subtotal – Foreign Currency Call Options Purchased								4,284
Currency Risk
EUR versus HUF	Put	Merrill Lynch International	09/14/2023	HUF	365.00	EUR	220,000	4,972
USD versus BRL	Put	HSBC Bank USA	09/27/2023	BRL	4.72	USD	2,970,000	43,748
USD versus BRL	Put	Merrill Lynch International	08/24/2023	BRL	4.90	USD	2,850,000	100,904
USD versus CNH	Put	J.P. Morgan Chase Bank, N.A.	09/28/2023	CNH	6.40	USD	200,000	108
USD versus COP	Put	Merrill Lynch International	09/06/2023	COP	4,100.00	USD	4,500,000	183,321
USD versus IDR	Put	Standard Chartered Bank PLC	09/22/2023	IDR	14,780.00	USD	2,840,000	6,495
USD versus INR	Put	Standard Chartered Bank PLC	11/16/2023	INR	81.50	USD	3,500,000	13,356
USD versus MXN	Put	Goldman Sachs International	02/15/2024	MXN	17.45	USD	5,000,000	178,745
USD versus MXN	Put	Morgan Stanley and Co. International PLC	09/14/2023	MXN	16.70	USD	145,000	62,773

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)–(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus PLN	Put	J.P. Morgan Chase Bank, N.A.	11/16/2023	PLN	3.85		USD 2,800,000	$16,313
USD versus THB	Put	J.P. Morgan Chase Bank, N.A.	08/24/2023	THB	32.25		USD 240,000	3,521
Subtotal – Foreign Currency Put Options Purchased								614,256
Total Foreign Currency Options Purchased								$618,540
(a) Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $590,000.
Open Over-The-Counter Foreign Currency Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

EUR versus HUF	Call	J.P. Morgan Chase Bank, N.A.	10/27/2023	HUF	400.00	EUR	5,700,000	$(104,649)

EUR versus HUF	Call	Merrill Lynch International	12/14/2023	HUF	405.00	EUR	2,200,000	(50,274)

USD versus BRL	Call	HSBC Bank USA	09/27/2023	BRL	5.10	USD	2,970,000	(14,541)

USD versus BRL	Call	Merrill Lynch International	08/24/2023	BRL	5.30	USD	2,850,000	(989)

USD versus CLP	Call	Merrill Lynch International	08/29/2023	CLP	860.00	USD	2,865,000	(23,092)

USD versus IDR	Call	Standard Chartered Bank PLC	09/22/2023	IDR	15,300.00	USD	2,840,000	(16,052)

USD versus KRW	Call	J.P. Morgan Chase Bank, N.A.	10/06/2023	KRW	1,290.00	USD	1,000,000	(9,728)

USD versus MXN	Call	Merrill Lynch International	02/01/2024	MXN	21.00	USD	1,050,000	(3,249)

USD versus MXN	Call	Morgan Stanley and Co. International PLC	12/14/2023	MXN	18.70	USD	2,175,000	(16,010)

USD versus PLN	Call	J.P. Morgan Chase Bank, N.A.	07/18/2024	PLN	4.35	USD	1,400,000	(27,892)

USD versus ZAR	Call	Goldman Sachs International	08/10/2023	ZAR	19.70	USD	2,950,000	(389)

Subtotal – Foreign Currency Call Options Written								(266,865)

Currency Risk

USD versus BRL	Put	HSBC Bank USA	09/27/2023	BRL	4.58	USD	2,970,000	(15,263)

USD versus BRL	Put	Merrill Lynch International	08/24/2023	BRL	4.70	USD	2,850,000	(22,840)

USD versus CLP	Put	Merrill Lynch International	08/29/2023	CLP	775.00	USD	2,865,000	(246)

USD versus COP	Put	Merrill Lynch International	09/06/2023	COP	3,950.00	USD	6,750,000	(108,277)

USD versus IDR	Put	Standard Chartered Bank PLC	09/22/2023	IDR	14,550.00	USD	2,840,000	(2,204)

USD versus INR	Put	Standard Chartered Bank PLC	11/16/2023	INR	80.50	USD	3,500,000	(5,933)

USD versus MXN	Put	Goldman Sachs International	02/15/2024	MXN	16.70	USD	7,150,000	(108,601)

Subtotal – Foreign Currency Put Options Written								(263,364)

Total – Foreign Currency Options Written								$(530,229)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $590,000.

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

08/02/2023	Barclays Bank PLC	USD	41,038	BRL	200,000	$1,256

09/20/2023	Barclays Bank PLC	CZK	2,360,000	USD	111,315	2,911

09/20/2023	BNP Paribas S.A.	INR	4,264,036	USD	51,804	28

10/10/2023	BNP Paribas S.A.	CNY	380,000	USD	56,841	3,281

09/20/2023	Citibank, N.A.	IDR	16,362,800,000	USD	1,088,097	5,257

09/20/2023	Citibank, N.A.	PEN	360,000	USD	100,407	869

09/20/2023	Citibank, N.A.	USD	423,780	CZK	9,382,700	7,204

09/20/2023	Citibank, N.A.	USD	729,477	PLN	3,020,690	22,805

09/20/2023	Citibank, N.A.	USD	7,012,867	THB	240,366,019	41,448

08/02/2023	Goldman Sachs International	USD	3,955,201	BRL	18,984,554	59,507

08/14/2023	Goldman Sachs International	USD	295,000	ZAR	5,605,000	18,078

09/20/2023	Goldman Sachs International	KRW	165,325,940	USD	130,383	639

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

09/20/2023	Goldman Sachs International	RON	838,000	USD	188,057	$1,541

09/20/2023	Goldman Sachs International	USD	85,495	COP	347,358,000	1,881

09/20/2023	Goldman Sachs International	USD	1,089,641	CZK	23,920,000	9,098

09/20/2023	Goldman Sachs International	USD	42,987	MXN	735,000	521

09/20/2023	Goldman Sachs International	USD	193,510	PEN	706,000	1,697

10/17/2023	Goldman Sachs International	USD	72,210	PLN	300,000	2,412

11/20/2023	Goldman Sachs International	INR	4,054,000	USD	49,333	214

08/02/2023	HSBC Bank USA	USD	7,007,182	BRL	33,224,554	18,893

09/05/2023	HSBC Bank USA	USD	6,955,254	BRL	33,224,554	28,876

09/20/2023	HSBC Bank USA	USD	2,986,846	MXN	52,110,000	97,742

08/02/2023	J.P. Morgan Chase Bank, N.A.	USD	5,366,205	BRL	25,500,000	26,340

08/28/2023	J.P. Morgan Chase Bank, N.A.	USD	2,100,329	BRL	10,015,000	7,798

09/20/2023	J.P. Morgan Chase Bank, N.A.	CLP	794,490,000	USD	980,989	38,894

09/20/2023	J.P. Morgan Chase Bank, N.A.	HUF	14,850,000	USD	43,850	2,136

09/20/2023	J.P. Morgan Chase Bank, N.A.	PLN	12,290,000	USD	3,088,411	27,674

09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	2,096,942	EUR	1,940,615	41,847

09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	2,803,624	PLN	11,289,000	7,821

09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	159,385	RON	733,930	3,968

09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	183,628	THB	6,300,000	1,265

09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	1,354,395	ZAR	25,710,000	76,854

09/29/2023	J.P. Morgan Chase Bank, N.A.	USD	137,337	BRL	656,000	55

10/10/2023	J.P. Morgan Chase Bank, N.A.	CNY	6,720,000	USD	1,000,000	52,827

10/17/2023	J.P. Morgan Chase Bank, N.A.	USD	37,568	PLN	160,000	2,231

10/31/2023	J.P. Morgan Chase Bank, N.A.	HUF	304,251,750	USD	875,841	27,614

09/11/2023	Merrill Lynch International	USD	1,050,000	MXN	18,267,900	33,218

09/18/2023	Merrill Lynch International	HUF	433,740,250	USD	1,238,297	19,420

09/18/2023	Merrill Lynch International	USD	1,238,296	EUR	1,135,000	12,484

09/20/2023	Merrill Lynch International	INR	32,409,805	USD	395,495	1,959

09/20/2023	Merrill Lynch International	TWD	32,833,000	USD	1,064,555	17,736

09/20/2023	Merrill Lynch International	USD	5,791,849	CNY	41,203,792	8,281

10/06/2023	Merrill Lynch International	EUR	1,065,000	USD	1,177,198	2,505

10/06/2023	Merrill Lynch International	USD	43,562	EUR	40,000	558

12/18/2023	Merrill Lynch International	HUF	201,210,500	USD	564,388	6,818

12/18/2023	Merrill Lynch International	USD	564,389	EUR	515,000	5,846

08/28/2023	Morgan Stanley and Co. International PLC	USD	26,869	BRL	130,000	496

09/20/2023	Morgan Stanley and Co. International PLC	CLP	703,490,000	USD	862,300	28,111

09/20/2023	Morgan Stanley and Co. International PLC	CZK	2,857,000	USD	131,826	593

09/20/2023	Morgan Stanley and Co. International PLC	HUF	150,875,000	USD	435,060	11,253

09/20/2023	Morgan Stanley and Co. International PLC	USD	2,376,586	COP	10,207,200,000	190,958

09/20/2023	Morgan Stanley and Co. International PLC	USD	5,873,198	MXN	100,534,000	77,791

09/20/2023	Morgan Stanley and Co. International PLC	USD	151,776	PLN	610,000	141

09/20/2023	Morgan Stanley and Co. International PLC	USD	801,736	ZAR	14,721,000	17,767

09/20/2023	Morgan Stanley and Co. International PLC	ZAR	1,140,000	USD	64,019	557

10/10/2023	Morgan Stanley and Co. International PLC	CNY	6,950,000	USD	1,039,635	60,044

10/23/2023	Morgan Stanley and Co. International PLC	USD	113,283	MXN	2,120,000	11,432

02/20/2024	Morgan Stanley and Co. International PLC	USD	171,215	MXN	3,110,000	7,841

09/20/2023	Standard Chartered Bank PLC	IDR	24,486,250,000	USD	1,629,343	8,918

09/20/2023	Standard Chartered Bank PLC	RON	260,000	USD	58,032	163

09/20/2023	Standard Chartered Bank PLC	USD	3,018,884	MYR	13,761,900	43,587

09/20/2023	Standard Chartered Bank PLC	USD	1,141,351	PHP	63,014,000	9,243

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

09/20/2023	Standard Chartered Bank PLC	USD	87,139	PLN	350,014	$29

09/20/2023	Standard Chartered Bank PLC	USD	191,451	THB	6,630,000	3,128

09/26/2023	Standard Chartered Bank PLC	IDR	16,994,355,000	USD	1,135,000	10,548

09/20/2023	UBS AG	USD	107,532	ZAR	1,990,000	3,249

Subtotal–Appreciation						1,238,156

Currency Risk

08/02/2023	Barclays Bank PLC	BRL	200,000	USD	42,181	(114)

09/20/2023	Barclays Bank PLC	PLN	1,678,000	USD	406,610	(11,284)

09/20/2023	BNP Paribas S.A.	CNY	740,000	USD	104,034	(133)

09/20/2023	BNP Paribas S.A.	USD	42,724	PLN	170,000	(386)

09/20/2023	Citibank, N.A.	COP	285,190,000	USD	67,473	(4,265)

09/20/2023	Citibank, N.A.	PEN	17,383,923	USD	4,733,324	(73,262)

09/20/2023	Citibank, N.A.	USD	586,124	CLP	473,529,200	(24,619)

09/20/2023	Citibank, N.A.	USD	3,339,227	IDR	49,977,757,382	(31,853)

09/20/2023	Citibank, N.A.	USD	185,268	THB	6,270,000	(1,254)

09/20/2023	Citibank, N.A.	ZAR	45,264,390	USD	2,441,379	(78,441)

08/02/2023	Goldman Sachs International	BRL	18,984,554	USD	4,001,431	(13,278)

09/20/2023	Goldman Sachs International	CNY	800,000	USD	112,353	(261)

09/20/2023	Goldman Sachs International	COP	5,726,941,100	USD	1,337,599	(102,970)

09/20/2023	Goldman Sachs International	EUR	990,000	USD	1,080,684	(10,414)

09/20/2023	Goldman Sachs International	MXN	6,719,125	USD	378,522	(19,208)

09/20/2023	Goldman Sachs International	RON	339,000	USD	74,290	(1,162)

09/20/2023	Goldman Sachs International	USD	1,485,556	PEN	5,350,000	(6,303)

09/20/2023	Goldman Sachs International	ZAR	3,300,000	USD	181,179	(2,529)

10/23/2023	Goldman Sachs International	MXN	7,598,100	USD	380,000	(66,983)

02/20/2024	Goldman Sachs International	MXN	7,436,000	USD	400,000	(28,124)

08/02/2023	HSBC Bank USA	BRL	33,224,554	USD	6,997,589	(28,486)

09/20/2023	HSBC Bank USA	MXN	28,556,990	USD	1,616,860	(73,536)

09/20/2023	HSBC Bank USA	PLN	3,990,000	USD	983,731	(9,950)

09/20/2023	HSBC Bank USA	RON	1,280,000	USD	280,427	(4,466)

09/20/2023	HSBC Bank USA	USD	1,090,770	CLP	904,793,951	(17,879)

09/20/2023	HSBC Bank USA	USD	4,963,842	HUF	1,744,542,206	(63,433)

09/20/2023	HSBC Bank USA	USD	177,711	IDR	2,650,610,000	(2,302)

09/20/2023	HSBC Bank USA	ZAR	31,141,393	USD	1,698,541	(35,067)

09/29/2023	HSBC Bank USA	BRL	5,432,872	USD	1,113,750	(24,105)

08/02/2023	J.P. Morgan Chase Bank, N.A.	BRL	25,500,000	USD	5,348,136	(44,409)

08/28/2023	J.P. Morgan Chase Bank, N.A.	THB	34,696,400	USD	1,016,000	(56)

09/20/2023	J.P. Morgan Chase Bank, N.A.	COP	23,893,225,014	USD	5,445,441	(564,719)

09/20/2023	J.P. Morgan Chase Bank, N.A.	PLN	2,292,000	USD	569,082	(1,725)

09/20/2023	J.P. Morgan Chase Bank, N.A.	RON	2,845,000	USD	624,611	(8,609)

09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	28,758	CZK	610,000	(738)

09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	36,773	THB	1,250,000	(87)

09/20/2023	J.P. Morgan Chase Bank, N.A.	ZAR	8,251,000	USD	443,158	(16,166)

10/17/2023	J.P. Morgan Chase Bank, N.A.	PLN	4,450,950	USD	1,050,000	(57,123)

10/17/2023	J.P. Morgan Chase Bank, N.A.	USD	1,050,000	PLN	4,176,165	(11,226)

10/31/2023	J.P. Morgan Chase Bank, N.A.	USD	875,841	EUR	783,750	(10,316)

02/20/2024	J.P. Morgan Chase Bank, N.A.	MXN	1,010,000	USD	57,559	(591)

08/28/2023	Merrill Lynch International	BRL	6,098,400	USD	1,210,000	(73,695)

08/31/2023	Merrill Lynch International	USD	72,000	CLP	58,824,000	(2,104)

09/07/2023	Merrill Lynch International	COP	2,039,750,000	USD	410,000	(104,877)

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

09/20/2023	Merrill Lynch International	SGD	2,134,385	USD	1,596,080	$ (12,746)

09/20/2023	Merrill Lynch International	USD	1,808,755	CZK	38,550,000	(38,002)

09/18/2023	Morgan Stanley and Co. International PLC	MXN	17,318,462	USD	994,000	(31,539)

09/20/2023	Morgan Stanley and Co. International PLC	CLP	891,570,000	USD	1,055,237	(1,974)

09/20/2023	Morgan Stanley and Co. International PLC	COP	6,807,930,686	USD	1,589,213	(123,271)

09/20/2023	Morgan Stanley and Co. International PLC	MXN	8,400,000	USD	492,060	(5,168)

09/20/2023	Morgan Stanley and Co. International PLC	PHP	57,034,000	USD	1,013,956	(27,447)

09/20/2023	Morgan Stanley and Co. International PLC	PLN	736,000	USD	179,929	(3,366)

09/20/2023	Morgan Stanley and Co. International PLC	USD	397,139	CLP	322,470,000	(14,759)

09/20/2023	Morgan Stanley and Co. International PLC	USD	64,637	HUF	22,560,000	(1,266)

09/20/2023	Morgan Stanley and Co. International PLC	USD	264,678	IDR	3,966,090,000	(2,215)

09/26/2023	Morgan Stanley and Co. International PLC	USD	123,877	IDR	1,864,860,000	(487)

10/10/2023	Morgan Stanley and Co. International PLC	USD	50,149	CNY	340,000	(2,227)

12/18/2023	Morgan Stanley and Co. International PLC	MXN	7,834,450	USD	442,000	(14,234)

09/20/2023	Standard Chartered Bank PLC	COP	371,308,000	USD	87,403	(5,997)

09/20/2023	Standard Chartered Bank PLC	MYR	1,460,000	USD	324,458	(440)

09/20/2023	Standard Chartered Bank PLC	PEN	350,000	USD	95,034	(1,740)

09/20/2023	Standard Chartered Bank PLC	PHP	5,980,000	USD	107,261	(1,930)

09/20/2023	Standard Chartered Bank PLC	RON	636,000	USD	139,595	(1,961)

09/20/2023	Standard Chartered Bank PLC	USD	33,765	IDR	507,460,000	(183)

11/20/2023	Standard Chartered Bank PLC	INR	34,864,200	USD	420,000	(2,424)

09/20/2023	UBS AG	THB	6,710,000	USD	194,905	(2,022)

Subtotal–Depreciation						(1,927,906)

Total Forward Foreign Currency Contracts						$ (689,750)

Open Centrally Cleared Interest Rate Swap Agreements(a)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Pay	3 Month CNRR007	Quarterly	2.36%	Quarterly	04/12/2027	CNY	15,000,000	$–	$823	$823

Receive	6 Month WIBOR	Semi-Annually	(4.02)	Annually	07/18/2027	PLN	11,600,000	–	1,890	1,890

Pay	3 Month CNRR007	Quarterly	2.44	Quarterly	04/27/2027	CNY	5,000,000	–	2,080	2,080

Receive	3 Month CZK PRIBOR	Quarterly	(7.02)	Annually	02/10/2024	CZK	50,000,000	–	2,125	2,125

Pay	3 Month CNRR007	Quarterly	2.51	Quarterly	07/18/2027	CNY	5,000,000	–	3,491	3,491

Pay	3 Month JIBAR	Quarterly	8.48	Quarterly	05/02/2028	ZAR	24,750,000	–	5,074	5,074

Pay	3 Month CNRR007	Quarterly	2.70	Quarterly	11/24/2027	CNY	6,000,000	–	9,843	9,843

Pay	28 Day MXN TIIE	28 Days	9.13	28 Days	02/11/2028	MXN	14,000,000	–	18,167	18,167

Pay	BZDIOVRA	At Maturity	11.30	At Maturity	01/02/2026	BRL	8,667,090	–	21,386	21,386

Receive	3 Month COOVIBR	Quarterly	(7.70)	Quarterly	07/18/2033	COP	12,600,000,000	–	25,675	25,675

Pay	BZDIOVRA	At Maturity	11.72	At Maturity	01/02/2026	BRL	8,286,341	–	43,268	43,268

Pay	6 Month BUBOR	Semi-Annually	9.78	Annually	08/04/2027	HUF	300,000,000	–	51,770	51,770

Pay	6 Month BUBOR	Semi-Annually	9.61	Annually	07/27/2027	HUF	389,700,000	–	58,728	58,728

Pay	CLICP	Semi-Annually	7.56	Semi-Annually	04/04/2025	CLP	3,800,000,000	–	108,460	108,460

Pay	BZDIOVRA	At Maturity	11.51	At Maturity	07/01/2026	BRL	18,479,381	–	144,513	144,513

Subtotal – Appreciation								–	497,293	497,293

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Receive	BZDIOVRA	At Maturity	(11.82)%	At Maturity	01/02/2029	BRL	10,251,941	$–	$(162,588)	$(162,588)

Receive	3 Month COOVIBR	Quarterly	(8.96)	Quarterly	05/23/2032	COP	4,400,000,000	–	(77,028)	(77,028)

Receive	CLICP	Semi-Annually	(6.28)	Semi-Annually	03/08/2028	CLP	1,117,250,000	–	(64,948)	(64,948)

Receive	3 Month BUBOR	Quarterly	(14.30)	Annually	05/23/2024	HUF	1,982,000,000	–	(58,115)	(58,115)

Pay	KWCDC	Quarterly	3.32	Quarterly	04/05/2025	KRW	6,750,000,000	–	(39,814)	(39,814)

Pay	3 Month JIBAR	Quarterly	7.49	Quarterly	03/22/2025	ZAR	57,700,000	–	(38,913)	(38,913)

Receive	3 Month COOVIBR	Quarterly	(8.59)	Quarterly	05/31/2032	COP	3,215,000,000	–	(38,046)	(38,046)

Receive	3 Month CNRR007	Quarterly	(2.82)	Quarterly	03/23/2028	CNY	11,500,000	–	(26,204)	(26,204)

Pay	3 Month JIBAR	Quarterly	7.87	Quarterly	03/31/2025	ZAR	47,820,000	–	(17,104)	(17,104)

Pay	28 Day MXN TIIE	28 days	8.23	28 days	05/29/2031	MXN	75,000,000	–	(14,603)	(14,603)

Pay	TTHORON	Quarterly	2.60	Quarterly	04/24/2033	THB	45,000,000	–	(13,402)	(13,402)

Pay	FBIL Overnight MIBOR	Semi-Annually	6.24	Semi-Annually	04/06/2028	INR	80,000,000	–	(11,584)	(11,584)

Pay	SOFR	Annually	4.61	Annually	07/20/2025	USD	2,800,000	–	(10,606)	(10,606)

Pay	6 Month CZK PRIBOR	Semi-Annually	4.58	Annually	07/20/2026	CZK	40,000,000	–	(10,474)	(10,474)

Pay	BZDIOVRA	At Maturity	10.05	At Maturity	01/04/2027	BRL	16,462,385	–	(10,045)	(10,045)

Pay	BZDIOVRA	At Maturity	10.02	At Maturity	01/04/2027	BRL	16,565,716	–	(6,968)	(6,968)

Pay	28 Day MXN TIIE	28 days	8.20	28 days	05/26/2033	MXN	18,500,000	–	(6,171)	(6,171)

Receive	CLICP	Semi-Annually	(5.17)	Semi-Annually	06/28/2028	CLP	950,000,000	–	(5,107)	(5,107)

Pay	3 Month CNRR007	Quarterly	2.08	Quarterly	07/19/2025	CNY	40,000,000	–	(4,452)	(4,452)

Receive	TTHORON	Quarterly	(2.48)	Quarterly	09/05/2027	THB	40,000,000	–	(3,345)	(3,345)

Pay	6 Month WIBOR	Semi-Annually	4.63	Annually	05/25/2027	PLN	6,000,000	–	(3,165)	(3,165)

Pay	6 Month WIBOR	Semi-Annually	4.62	Annually	07/25/2027	PLN	6,000,000	–	(2,911)	(2,911)

Pay	BZDIOVRA	At Maturity	10.04	At Maturity	01/04/2027	BRL	8,578,623	–	(1,481)	(1,481)

Subtotal – Depreciation								–	(627,074)	(627,074)

Total Centrally Cleared Interest Rate Swap Agreements								$–	$(129,781)	$(129,781)

(a)	Centrally cleared swap agreements collateralized by $1,267,521 cash held with Counterparties.

Open Over-The-Counter Interest Rate Swap Agreements(a)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

STANDARD CHARTERED BANK PLC	Pay	3 Month MYR KLIBOR	Quarterly	3.58%	Quarterly	05/19/2028	MYR 11,000,000	$–	$(15,448)	$(15,448)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $590,000.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Abbreviations:

BRL	–Brazilian Real
BUBOR	–Budapest Interbank Offered Rate
BZDIOVRA	–Brazil Ceptip DI Interbank Deposit Rate
CLICP	–Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	–Chile Peso
CNH	–Chinese Renminbi
CNRR007	–China 7-Day Reverse Repo Rate
CNY	–Chinese Yuan Renminbi
COOVIBR	–Colombia IBR Overnight Nominal Interbank Reference Rate
COP	–Colombia Peso
CZK	–Czech Koruna
EUR	–Euro
FBIL	–Financial Benchmarks India Private Ltd.
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
KLIBOR	–Kuala Lumpur Interbank Offered Rate
KRW	–South Korean Won
KWCDC	–South Korean Won Certificate of Deposit
MIBOR	–Mumbai Interbank Offered Rate
MXN	–Mexican Peso
MYR	–Malaysian Ringgit
PEN	–Peruvian Sol
PHP	–Philippines Peso
PLN	–Polish Zloty
PRIBOR	–Prague Interbank Offerred Rate
RON	–Romania New Leu
SGD	–Singapore Dollar
SOFR	–Secured Overnight Financing Rate
THB	–Thai Baht
TIIE	–Interbank Equilibrium Interest Rate
TTHORON	–Thai Overnight Repurchase Rate
TWD	–New Taiwan Dollar
USD	–U.S. Dollar
WIBOR	–Warsaw Interbank Offered Rate
ZAR	–South African Rand

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Non-U.S. Dollar Denominated Bonds & Notes	$–	$84,010,681	$–	$84,010,681

U.S. Dollar Denominated Bonds & Notes	–	1,061,675	–	1,061,675

Money Market Funds	14,244,807	–	–	14,244,807

Options Purchased	–	618,540	–	618,540

Total Investments in Securities	14,244,807	85,690,896	–	99,935,703

Other Investments - Assets*

Forward Foreign Currency Contracts	–	1,238,156	–	1,238,156

Swap Agreements	–	497,293	–	497,293

	–	1,735,449	–	1,735,449

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(1,927,906)	–	(1,927,906)

Options Written	–	(530,229)	–	(530,229)

Swap Agreements	–	(642,522)	–	(642,522)

	–	(3,100,657)	–	(3,100,657)

Total Other Investments	–	(1,365,208)	–	(1,365,208)

Total Investments	$14,244,807	$84,325,688	$–	$98,570,495

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

Invesco Emerging Markets Local Debt Fund